Condensed consolidated statement of financial position - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Non-current assets
Vessels	$ 3,219,186	$ 2,967,787
Assets under construction	137,027	181,293
Right-of-use assets	31,922	29,001
Other tangible assets	997	1,218
Intangible assets	16,571	186
Receivables	40,296	55,639
Investments in equity accounted investees	2,126	72,446
Deferred tax assets	1,519	1,546
Total non-current assets	3,449,644	3,309,116
Current assets
Bunker inventory	47,648	69,035
Non-current assets held for sale	50,345	0
Trade and other receivables	263,433	237,745
Current tax assets	57	99
Cash and cash equivalents	277,220	152,528
Total current assets	638,703	459,407
TOTAL ASSETS	4,088,347	3,768,523
Equity
Share capital	239,148	239,148
Share premium	1,690,443	1,702,549
Translation reserve	(175)	453
Hedging reserve	21,594	2,396
Treasury shares	(163,024)	(164,104)
Retained earnings	132,023	180,140
Equity attributable to owners of the Company	1,920,009	1,960,582
Non-current liabilities
Bank loans	1,560,284	1,175,835
Other notes	197,223	196,895
Other borrowings	78,872	86,198
Lease liabilities	15,589	16,759
Other payables	451	3,490
Employee benefits	10,276	6,839
Provisions	743	892
Total non-current liabilities	1,863,438	1,486,908
Current liabilities
Trade and other payables	120,430	83,912
Current tax liabilities	4,154	366
Bank loans	112,086	29,313
Other notes	0	67,025
Other borrowings	43,189	117,863
Lease liabilities	24,763	22,292
Provisions	278	262
Total current liabilities	304,900	321,033
TOTAL EQUITY and LIABILITIES	$ 4,088,347	$ 3,768,523